Document and Entity Information	Sep. 27, 2022
Cover [Abstract]
Entity Registrant Name	TENNECO INC
Entity Address, State or Province	IL
Amendment Flag	false
Entity Central Index Key	0001024725
Document Type	8-K
Document Period End Date	Sep. 27, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-12387
Entity Tax Identification Number	76-0515284
Entity Address, Address Line One	7450 N. MCCORMICK BLVD.
Entity Address, City or Town	SKOKIE
Entity Address, Postal Zip Code	60076
City Area Code	(847)
Local Phone Number	482-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Voting Common Stock, par value $0.01 per share
Trading Symbol	TEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false